RIDGEWORTH FUNDS

Supplement dated March 17, 2014 to the Prospectus

dated August 1, 2013

RidgeWorth Limited Duration Fund (I Shares)

RidgeWorth Limited-Term Federal Mortgage Securities Fund (A, C & I Shares)

RidgeWorth Short-Term Bond Fund (A, C & I Shares)

RidgeWorth Short-Term U.S. Treasury Securities Fund (A, C & I Shares)

RidgeWorth Ultra-Short Bond Fund (I Shares)

RidgeWorth U.S. Government Securities Ultra-Short Bond Fund (I Shares)

This supplement updates information in, and should be read in conjunction with, the Prospectus.

1. Effective immediately, the Prospectus is hereby revised to reflect the following portfolio manager changes:

Mr. Chad Stephens has been added as a portfolio manager for the Limited Duration Fund and Limited-Term Federal Mortgage Securities Fund.

Mr. Adrien Webb has been added as a portfolio manager for the Short-Term Bond Fund and Ultra-Short Bond Fund.

Mr. Perry Troisi has been added as a portfolio manager for the Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund.

Mr. Michael Rieger has been added as a portfolio manager for the Short-Term Bond Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund.

2. Further background information, including business experience during the past 5 years, for each of Messrs. Stephens, Webb, Troisi and Rieger may be found in the section titled “Investment Subadvisers” beginning on p. 80 of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP – 159

RIDGEWORTH FUNDS

Supplement dated March 17, 2014 to the

Statement of Additional Information (“SAI”)

dated August 1, 2013

RidgeWorth Limited Duration Fund (I Shares)

RidgeWorth Limited-Term Federal Mortgage Securities Fund (A, C & I Shares)

RidgeWorth Short-Term Bond Fund (A, C & I Shares)

RidgeWorth Short-Term U.S. Treasury Securities Fund (A, C & I Shares)

RidgeWorth Ultra-Short Bond Fund (I Shares)

RidgeWorth U.S. Government Securities Ultra-Short Bond Fund (I Shares)

This supplement updates information in, and should be read in conjunction with, the SAI.

1. Effective immediately, the SAI is hereby revised to reflect the following portfolio manager changes:

Mr. Chad Stephens has been added as a portfolio manager for the Limited Duration Fund and Limited-Term Federal Mortgage Securities Fund.

Mr. Adrien Webb has been added as a portfolio manager for the Short-Term Bond Fund and Ultra-Short Bond Fund.

Mr. Perry Troisi has been added as a portfolio manager for the Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund.

Mr. Michael Rieger has been added as a portfolio manager for the Short-Term Bond Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund.

2. Information regarding the other accounts managed by each of Messrs. Stephens, Webb, Troisi and Rieger may be found in the section titled “The Portfolio Managers – Management of Other Accounts” beginning on p. 36 of the SAI.

3. The following information supplements the table appearing in the section titled “The Portfolio Managers - Securities Ownership of Portfolio Managers” beginning on page 38 of the SAI (all information is as of February 28, 2014):

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned
($)
Chad Stephens	Limited Duration Fund Limited-Term Federal Mortgage Securities Fund	None None
Adrien Webb	Short-Term Bond Fund Ultra-Short Bond Fund	None None
Perry Troisi	Short-Term Bond Fund Short-Term U.S. Treasury Securities Fund Ultra-Short Bond Fund U.S. Government Securities Ultra-Short Bond Fund	None None None None
Michael Rieger	Short-Term Bond Fund Ultra-Short Bond Fund U.S. Government Securities Ultra-Short Bond Fund	None None None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP – 160